SEC Schedule, Article 12-09, Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure
SCHEDULE II: VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

Puget Energy and Puget Sound Energy (Dollars in Thousands)	Balance at Beginning of Period	Additions Charged to Costs and Expenses	Deductions	Balance at End of Period
Year Ended December 31, 2025
Accounts deducted from assets on balance sheet:
Allowance for doubtful accounts receivable	$40,436	$31,343	$45,327	$26,452

Year Ended December 31, 2024
Accounts deducted from assets on balance sheet:
Allowance for doubtful accounts receivable	$38,211	$43,573	$41,348	$40,436

Year Ended December 31, 2023
Accounts deducted from assets on balance sheet:
Allowance for doubtful accounts receivable	$41,962	$34,724	$38,475	$38,211